April 17, 2008
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	VALIC Company I (“Registrant”) Small Cap Fund File Numbers 2-83631 CIK No. 0000719423
Dear Sir or Madam:
     As counsel to the Registrant, I am transmitting for filing the definitive information statement (“Information Statement”) for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter. We have revised the Information Statement to include the Staff’s comments
     The Registrant acknowledges that: (a) it is responsible for the adequacy and accuracy of the disclosure in the Information Statement; (b) the Commission’s comments and changes to the disclosure in the Information Statement made in response to the Commission’s comments do not foreclose the Commission from taking any action with respect to the Information Statement; and (c) it may not assert the Commission’s comments or responses to the Commission’s comments as a defense in any proceeding initiated by the Commission or any person pursuant to U.S. federal securities laws.
     We intend to mail the definitive information statement to shareholders on or about April 16, 2008. Please call me at (713) 831-3299 or Nori Gabert at (713) 831-5165 with any comments or questions.
Very truly yours,
/s/ MARK MATTHES
Mark Matthes